Investment Tax Credits	12 Months Ended
Dec. 31, 2021
Investment tax credits.
Investment tax credits
10.	Investment tax credits

An amount recognized in 2021 included $202,472 (2020 - $131,871) of investment tax credits earned in the year, as well as ($706,000) of investment tax credits earned in prior years that no longer met the criteria for recognition in 2021. $148,695 (2020 - $18,420) of the investment tax credits recognized in the year was recorded against cost of sales and services, ($684,709) (2020 - $1,141,468) against research and development expenses and $32,486 (2020 - $30,000) against selling general and administrative expenses.

Eligible scientific research and experimental development (“SR&ED”) expenses for the year amounted to $2,000,853 (2020 – $775,824) less investment tax credits of ($684,709) (2020 – $1,141,468), less government grants of $149,575 (2020 – $365,433) totalling $2,535,987 (2020 – ($731,077)).